Borrowings - Summary of Detailed Composition of Operational Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 4,051	€ 9,661
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 2,806	8,369
Operational funding [member] | Revolving Loan Facility Warehouse Mortgage Loans [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Monthly
Borrowing maturity	2022
Borrowings	€ 0	592
Operational funding [member] | Revolving Loan Facility Warehouse Mortgage Loans One [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Monthly
Borrowing maturity	2024
Borrowings	€ 0	494
Operational funding [member] | SAECURE 16" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2018 / 2023
Borrowings	€ 0	676
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.25%
Coupon date	Annual
Borrowing maturity	2016 / 2023
Borrowings	€ 0	499
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.375%
Coupon date	Annual
Borrowing maturity	2017 / 2024
Borrowings	€ 0	499
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.01%
Coupon date	Annual
Borrowing maturity	2020 / 2025
Borrowings	€ 0	506
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.75%
Coupon date	Annual
Borrowing maturity	2017 / 2027
Borrowings	€ 0	492
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.375%
Coupon date	Annual
Borrowing maturity	2021 / 2036
Borrowings	€ 0	494
Operational funding [member] | FHLB Secured Borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2021 / 2024
Borrowings	€ 2,806	2,634
Operational funding [member] | Aegon Bank Senior Non-Preferred debt [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.625%
Coupon date	Annual
Borrowing maturity	2019 / 2024
Borrowings	€ 0	499
Operational funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 0	5
Operational funding [member] | SAECURE 18" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2019 / 2025
Borrowings	€ 0	355
Operational funding [member] | SAECURE 20" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2021 / 2027
Borrowings		€ 625